Guinness Atkinson Funds

225 South Lake Street, Suite 201

Pasadena, CA 91101

February 24, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 "F" Street, N.E.

Washington, DC 20549

Re:	Guinness Atkinson Funds

File Nos. 33-75340 and 811-08360 on behalf of SmartETFs Asia Pacific Dividend Builder

Fund ETF and SmartETFs Dividend Builder Fund ETF

Dear Sir or Madam:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), XBRL interactive data files relating to revised Fees and Expenses (Item 3 to Form N1-A) and revised Investments and Risks summary (Item 4 to Form N1-A) in the Prospectus for the Funds, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act on February 12, 2021 (Accession No. 0001398344-21-003295). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/MEL DE LEON

Mel de Leon on behalf of

Guinness Atkinson Funds